Share-based compensation (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation
Share-based compensation	SFr 175,283	SFr 280,200	SFr 677,708
Discontinued operations
Share-based compensation
Share-based compensation	327,681	1,514,267	3,004,365
Increase (decrease) in share-based compensation expense		(1,500,000)
Discontinued operations as disclosed below
Share-based compensation
Accelerated vesting of equity incentive units of employees transferred to Neurosterix Pharma Sarl	1,158,069
Research and development expense
Share-based compensation
Share-based compensation	2,089	30,190	137,914
Research and development expense | Discontinued operations
Share-based compensation
Share-based compensation	113,709	540,470	909,484
General and administration expense
Share-based compensation
Share-based compensation	173,194	250,010	539,794
General and administration expense | Discontinued operations
Share-based compensation
Share-based compensation	SFr 213,972	SFr 973,797	SFr 2,094,881